UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07890

AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: September 30

Date of reporting period: 3/31/2020

Item 1. Reports to Stockholders.

Semiannual Report	3/31/2020

Invesco

Oppenheimer

Intermediate Term

Municipal Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/20

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Bloomberg Barclays Municipal 5-Year Index

6-Month	-1.38%	-3.91%	-0.02%

1-Year	2.55	0.08	2.19

5-Year	2.91	2.39	2.08

Since Inception (12/6/10)	3.58	3.30	2.57

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 2.50% maximum applicable sales charge except where “without sales charge” is indicated. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they

2 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

have different expenses. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. See Fund prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

3 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Top Holdings and Allocations

TOP TEN CATEGORIES
Dedicated Tax	11.6%
Hospital	9.1
Industrial Development Revenue / Pollution Control Revenue	7.9
Appropriation	6.8
Local General Obligation	6.7
Higher Education	6.5
Incremental Tax	5.5
Life Care	5.4
Water / Sewer	5.3
Tollroad	4.3

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of March 31, 2020 and are based on total assets.

CREDIT ALLOCATION

	NRSRO- Rated	Adviser- Rated	Total
AAA	1.2%	0.1%	1.3%
AA	34.3	0.0	34.3
A	33.2	2.2	35.4
BBB	15.3	4.7	20.0
BB or lower	4.3	4.7	9.0
Total	88.3%	11.7%	100.0%

The percentages above are based on the market value of the securities as of March 31, 2020 and are subject to change. Invesco Advisers, Inc. (the “Adviser”) determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as S&P Global Ratings (S&P). For any security rated by an NRSRO other than S&P, the Adviser converts that security’s rating to the equivalent S&P rating. If two or more NSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the Adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

For more current Fund holdings, please visit invesco.com.

4 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/20
	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (ORRWX)	12/6/10	-1.38%	2.55%	2.91%	3.58%
Class C (ORRCX)	12/6/10	-1.77	1.54	2.10	2.76
Class Y (ORRYX)	12/6/10	-1.27	2.56	3.14	3.80
Class R6* (IOITX)	5/24/19	-1.23	2.79	2.96	3.60

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/20
	Inception Date	6-Month	1-Year	5-Year	Since Inception
Class A (ORRWX)	12/6/10	-3.91%	0.08%	2.39%	3.30%
Class C (ORRCX)	12/6/10	-2.74	0.54	2.10	2.76
Class Y (ORRYX)	12/6/10	-1.27	2.56	3.14	3.80
Class R6* (IOITX)	5/24/19	-1.23	2.79	2.96	3.60

*Class R6 shares’ performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund’s Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 2.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class Y and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, and Class Y shares of the predecessor fund were reorganized into Class A, Class C, and Class Y shares, respectively, of the Fund. Class R6 shares’ performance shown prior to the inception date is that of the predecessor fund’s Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class Y, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

The Fund’s performance is compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index, which is an index of a broad range of investment-grade municipal bonds and a measure of the general municipal bond market. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance and does not

5 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

6 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

7 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Actual	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expenses Paid During 6 Months Ended March 31, 2020
Class A	$ 1,000.00	$ 986.20	$ 5.03
Class C	1,000.00	982.30	8.91
Class Y	1,000.00	987.30	3.93
Class R6	1,000.00	987.70	3.43

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.95	5.11
Class C	1,000.00	1,016.05	9.06
Class Y	1,000.00	1,021.05	4.00
Class R6	1,000.00	1,021.55	3.49

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2020 are as follows:

Class	Expense Ratios
Class A	1.01%
Class C	1.79
Class Y	0.79
Class R6	0.69

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

8 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS March 31, 2020 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—99.0%
Alabama—1.5%
$2,345,000	Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.000%	07/01/2035	07/01/2028	A	$2,865,824
230,000	Health Care Authority for Baptist Health; Series 2006 D, RB	5.000	11/15/2021	04/30/2020	A	230,725
10,000	Lee (County of), AL Public Building Authority (DHR Building); Series 2006, Revenue Ctfs.	4.375	09/01/2025	04/30/2020	A	10,026
						3,106,575

Arizona—4.4%
1,000,000	Glendale (City of), AZ; Series 2015, Ref. RB	5.000	07/01/2029	07/01/2025	A	1,177,150
2,625,000	Maricopa County Pollution Control Corp. (Southern California Edison Co.); Series 2000 A, Ref. PCR	5.000	06/01/2035	06/01/2020	A	2,638,440
725,000	Navajo (Nation of); Series 2015 A, Ref. RB	5.500	12/01/2030	12/01/2025	A	776,170
250,000	Northern Arizona University; Series 2015, Ref. RB	5.000	06/01/2032	06/01/2025	A	290,945
1,000,000	Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2017, RB	4.750	06/15/2037	03/13/2034	B	897,650
50,000	Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB	5.000	09/01/2026	11/17/2023	B	49,297
900,000	Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB	5.500	10/01/2027	04/26/2026	B	909,666
460,000	Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 B, RB	4.000	10/01/2023	10/01/2023		446,697
20,000	University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP	4.500	06/01/2031	04/30/2020	A	20,048
2,000,000	Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.000	07/15/2032	07/15/2026	A	2,215,020
						9,421,083

California—13.6%
175,000	Adelanto (City of), CA Public Utility Authority; Series 2017 A, Ref. RB	5.000	07/01/2027	07/01/2027		220,617

9 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$315,000	Adelanto (City of), CA Public Utility Authority; Series 2017 A, Ref. RB	5.000%	07/01/2028	07/01/2027	A	$396,150
300,000	Adelanto (City of), CA Public Utility Authority; Series 2017 A, Ref. RB	5.000	07/01/2029	07/01/2027	A	375,069
325,000	Adelanto (City of), CA Public Utility Authority; Series 2017 A, Ref. RB	5.000	07/01/2030	07/01/2027	A	404,001
310,000	Adelanto (City of), CA Public Utility Authority; Series 2017 A, Ref. RB	5.000	07/01/2031	07/01/2027	A	383,082
310,000	Adelanto (City of), CA Public Utility Authority; Series 2017 A, Ref. RB	5.000	07/01/2032	07/01/2027	A	381,080
100,000	Atwater (City of), CA; Series 2017 A, Ref. RB	5.000	05/01/2033	05/01/2027	A	121,112
1,000,000	Beaumont (City of), TX Financing Authority (Improvement Area No. 17A); Series 2013 B, RB	5.000	09/01/2028	09/01/2023	A	1,083,500
2,250,000	California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.000	06/01/2042	04/30/2020	A	2,250,472
420,000	California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.000	04/01/2025	04/01/2021	A	432,802
500,000	California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2011 A, RB	5.000	11/01/2024	11/01/2021	A	530,550
1,000,000	California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.000	11/01/2032	11/01/2025	A	1,174,410
125,000	California (State of) Public Works Board (California Community Colleges); Series 2004 B, RB	5.500	06/01/2022	04/30/2020	A	125,415
155,000	California (State of) Statewide Communities Development Authority (Bakersfield Consolidated Reassessment District No. 12-1); Series 2012, RB	5.000	09/02/2022	08/09/2021	B	163,665
1,250,000	California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC); Series 2016, Ref. RB	5.000	05/15/2032	05/15/2026	A	1,409,025

10 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$5,000	California (State of); Series 1994, GO Bonds	6.000%	08/01/2020	08/01/2020		$5,082
1,000,000	California (State of); Series 2007, Ref. GO Bonds	5.250	08/01/2032	12/19/2031	B	1,364,800
1,500,000	Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.000	09/01/2026	09/01/2025	A	1,773,375
100,000	El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.625	11/01/2025	05/01/2021	A	105,736
500,000	El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development); Series 2012, Ref. RB	5.000	09/01/2024	09/01/2022	A	544,725
970,000	Indio (City of), CA Community Facilities District No. 2004-3 (Improvement Area No. 1); Series 2015, Ref. RB	5.000	09/01/2035	09/01/2025	A	1,066,476
500,000	Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements); Series 2010, Ref. RB	5.500	12/01/2028	12/01/2020	A	509,805
500,000	Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.250	10/01/2026	04/01/2022	A	537,160
1,595,000	Modesto (City of), CA Irrigation District; Series 2015 B, Ref. RB	5.000	10/01/2028	10/01/2025	A	1,911,161
100,000	Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2011, RB	6.500	05/01/2026	05/01/2021	A	105,783
500,000	Palomar Health; Series 2016, Ref. RB	5.000	11/01/2031	11/01/2026	A	584,000
495,000	Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.000	09/01/2026	09/01/2022	A	523,096
400,000	Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.250	09/02/2026	09/02/2020	A	408,716
500,000	Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.000	09/01/2028	09/01/2022	A	529,150
250,000	Riverside (County of), CA Public Financing Authority (County Facilities); Series 2012, Ref. RB	5.000	05/01/2025	05/01/2022	A	268,688

11 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$250,000	Riverside (County of), CA Public Financing Authority (County Facilities); Series 2012, Ref. RB	5.000%	05/01/2026	05/01/2022	A	$268,368
1,375,000	Riverside (County of), CA Public Financing Authority (Desert Communities & Interstate 215 Corridor - Project Area No. 1); Series 2015 A, RB	5.000	10/01/2029	10/01/2025	A	1,630,681
100,000	Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment); Series 2011 B, RB	5.750	10/01/2020	10/01/2020		102,315
350,000	San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref. RB	5.750	10/01/2020	10/01/2020		357,623
520,000	San Diego (City of), CA Community Facilities District No. 3; Series 2013, Ref. RB	5.000	09/01/2024	09/01/2023	A	565,375
250,000	San Diego (City of), CA Public Facilities Financing Authority; Series 2012 A, Ref. RB	5.000	08/01/2028	08/01/2022	A	272,225
1,010,000	San Gorgonio Memorial Health Care District; Series 2013, GO Bonds	5.000	08/01/2025	08/01/2020	A	1,022,019
520,000	Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center); Series 2012, Ref. RB	5.000	11/15/2022	11/15/2022		551,450
500,000	South Gate (City of), CA Utility Authority; Series 2012, RB	5.250	10/01/2026	10/01/2022	A	552,020
2,080,000	South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB	5.000	10/01/2028	10/01/2025	A	2,388,214
100,000	Westlands Water District; Series 2012 A, Ref. RB	5.000	09/01/2026	09/01/2022	A	109,145
20,000	Westlands Water District; Series 2012 A, Ref. RB	5.000	09/01/2027	09/01/2022	A	21,809
80,000	Westlands Water District; Series 2012 A, Ref. RB	5.000	09/01/2027	09/01/2022	A	87,371
1,045,000	William S. Hart Union High School District (Community Facilities District No. 2005-1); Series 2015, Ref. RB	5.000	09/01/2032	03/01/2025	A	1,145,435
						28,762,753

Colorado—0.8%
360,000	BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds	5.000	12/01/2032	12/01/2027	A	435,085

12 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$525,000	Brighton Crossing Metropolitan District No. 4; Series 2017 A, GO Bonds	5.000%	12/01/2037	01/01/2034	B	$511,602
240,000	Interquest South Business Improvement District; Series 2017, GO Bonds	4.500	12/01/2030	10/16/2026	B	222,646
500,000	Plaza Metropolitan District No. 1; Series 2013, Ref. RB	5.000	12/01/2022	12/01/2022		512,360
						1,681,693

Connecticut—0.3%
510,000	Connecticut (State of) Health & Educational Facilities Authority; Series 2020 A, RB	5.000	07/01/2033	01/01/2030	A	649,205

District of Columbia—0.7%
300,000	District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.000	10/01/2030	10/01/2022	A	305,136
1,000,000	Metropolitan Washington Airports Authority; Series 2020 A, Ref. RB1	5.000	10/01/2033	10/01/2030	A	1,214,680
						1,519,816

Florida—5.2%
500,000	Capital Trust Agency (Sarasota- Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB	5.000	07/01/2032	08/06/2030	B	499,055
510,000	Capital Trust Agency Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB	5.000	10/15/2037	07/16/2034	B	501,804
690,000	Florida Housing Finance Corp.; Series 2015 A, RB	3.650	07/01/2041	11/01/2020	A	718,525
325,000	Halifax Hospital Medical Center; Series 2015, Ref. RB	5.000	06/01/2035	06/01/2025	A	370,650
600,000	Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB	5.000	07/15/2028	08/09/2025	B	592,950
1,000,000	Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB	5.375	12/01/2032	01/09/2031	B	929,920
1,900,000	Miami (City of) & Dade (County of), FL School Board; Series 2015 A, COP	5.000	05/01/2032	05/01/2025	A	2,181,694
1,000,000	Miami (City of), FL; Series 2012, Ref. RB	5.000	03/01/2030	03/01/2023	A	1,100,690
1,000,000	Miami-Dade (County of), FL (Jackson Health System); Series 2015 A, Ref. RB	5.000	06/01/2033	06/01/2025	A	1,162,840

13 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$180,000	Mirabella Community Development District; Series 2013, RB	6.000%	11/01/2026	07/20/2023	A	$187,952
500,000	Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.000	04/01/2023	04/01/2022	A	529,825
1,500,000	Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.000	11/15/2032	11/15/2026	A	1,545,915
175,000	Pinellas (County of), FL; Series 2003, RB	5.000	10/01/2032	04/30/2020	A	175,551
500,000	Tampa (City of), FL (BayCare Health System); Series 2012 A, Ref. RB	5.000	11/15/2026	05/15/2022	A	536,725
						11,034,096

Georgia—3.2%
15,000	College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB	4.500	01/01/2031	04/30/2020	A	15,034
4,000,000	Coweta (County of), GA Development Authority (Yates); Series 2006, VRD RB	1.020 [2]	06/01/2032	04/01/2020	A	4,000,000
875,000	Georgia (State of) Municipal Electric Authority (Project One); Series 2015 A, Ref. RB	5.000	01/01/2032	01/01/2025	A	962,202
35,000	Georgia Municipal Association Inc.; Series 1998, COP	5.000	12/01/2023	04/30/2020	A	35,111
235,000	Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB	5.125	03/15/2031	03/15/2021	A	235,646
910,000	Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.000	10/01/2031	09/22/2023	A	986,404
500,000	Randolph (County of), GA; Series 2012 A, GO Bonds	5.000	04/01/2030	04/01/2022	A	529,310
						6,763,707

Illinois—4.8%
3,000,000	Chicago (City of), IL (Chicago O’Hare International Airport); Series 2015 B, Ref. RB	5.000	01/01/2031	01/01/2025	A	3,350,220
1,000,000	Chicago (City of), IL Board of Education; Series 2017, RB	5.750	04/01/2035	04/01/2027	A	1,069,310
350,000	Cook (County of), IL; Series 2010 A, Ref. GO Bonds	5.250	11/15/2033	11/15/2020	A	352,635

14 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Illinois (Continued)
$500,000	Cook County Community College District No. 508 (City Colleges of Chicago); Series 2013, GO Bonds	5.250%		12/01/2026	12/01/2023	A	$517,080
175,000	Franklin Park (Village of), IL; Series 2011, GO Bonds	6.250		07/01/2030	07/01/2021	A	184,718
100,000	Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB	8.000		06/01/2032	04/30/2020	A	100,006
935,000	Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB	5.800		06/01/2030	04/30/2020	A	937,515
100,000	Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB	5.000		06/15/2028	06/15/2028		122,708
25,000	Markham (City of), IL (Library Purposes); Series 2005 B, GO Bonds	5.250		01/01/2023	04/30/2020	A	25,064
2,000,000	Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 1998 A, Ref. RB	5.500		06/15/2029	12/11/2026	B	2,197,820
1,100,000	Stephenson County School District No. 145; Series 2018 A, Ref. GO Bonds	5.000		02/01/2031	02/01/2028	A	1,363,098
							10,220,174

Indiana—0.4%
200,000	Michigan City (City of), IN; Series 2016, RB	4.500		01/01/2026	08/17/2023	B	185,580
710,000	Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.100		01/01/2032	07/04/2027	B	631,822
							817,402

Iowa—0.2%
150,000	Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2019, RB	2.875		05/15/2049	01/30/2038	B	145,359
125,000	Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.450		08/01/2028	09/02/2026	B	122,018
250,000	Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB	5.600	[3]	06/01/2034	09/15/2032	B	247,235
							514,612

Kentucky—0.8%
1,000,000	Fayette County School District Finance Corp.; Series 2015 D, RB	5.000		08/01/2031	08/01/2025	A	1,172,980

15 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kentucky (Continued)
$100,000	Kentucky (State of) Property & Building Commission (Project No. 119); Series 2018, RB	5.000%	05/01/2031	05/01/2028	A	$122,177
100,000	Kentucky (State of) Property & Building Commission (Project No. 119); Series 2018, RB	5.000	05/01/2032	05/01/2028	A	121,724
100,000	Kentucky (State of) Property & Building Commission (Project No. 119); Series 2018, RB	5.000	05/01/2033	05/01/2028	A	121,369
100,000	Kentucky (State of) Property & Building Commission (Project No. 119); Series 2018, RB	5.000	05/01/2034	05/01/2028	A	121,109
						1,659,359

Louisiana—3.6%
1,405,000	Louisiana (State of) Public Facilities Authority (19th Judicial District Court Building); Series 2015, Ref. RB	5.000	06/01/2036	06/01/2025	A	1,619,782
250,000	Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans); Series 2017, Ref. RB	5.000	07/01/2028	07/01/2027	A	283,073
400,000	Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans); Series 2017, Ref. RB	5.000	07/01/2029	07/01/2027	A	451,408
500,000	Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans); Series 2017, Ref. RB	5.000	07/01/2030	07/01/2027	A	562,820
2,545,000	Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2016, Ref. RB	5.000	05/15/2034	05/15/2026	A	3,006,281
100,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB	5.000	10/01/2034	10/01/2028	A	124,029
220,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB	5.000	10/01/2036	10/01/2028	A	268,244
145,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB	5.000	10/01/2037	10/01/2028	A	174,983
100,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB	5.000	10/01/2038	10/01/2028	A	120,478

16 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$200,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB	5.000%	10/01/2032	10/01/2028	A	$250,574
135,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB	5.000	10/01/2033	10/01/2028	A	168,337
100,000	New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB	5.000	10/01/2034	10/01/2028	A	124,029
500,000	New Orleans (City of), LA; Series 2014, Ref. RB	5.000	06/01/2026	06/01/2024	A	571,245
						7,725,283

Maryland—2.4%
2,500,000	Baltimore (City of), MD; Series 2017 A, RB	5.000	07/01/2033	01/01/2027	A	3,003,200
2,000,000	Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.000	01/01/2033	01/01/2024	A	2,167,960
						5,171,160

Massachusetts—0.6%
130,000	Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB	5.000	07/01/2031	07/01/2021	A	136,427
120,000	Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB	5.000	07/01/2031	07/01/2021	A	125,933
700,000	Massachusetts (State of) Development Finance Agency; Series 2007 E, RB	5.000	07/15/2027	04/30/2020	A	700,483
200,000	Massachusetts (State of) Development Finance Agency; Series 2007 E, RB	5.000	07/15/2032	04/30/2020	A	200,106
						1,162,949

Michigan—2.7%
50,000	Charyl Stockwell Academy; Series 2015, Ref. RB	4.875	10/01/2023	04/24/2022	B	49,143
1,000,000	Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-7, Ref. RB	5.000	07/01/2026	07/01/2024	A	1,138,090

17 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Michigan (Continued)
$1,000,000	Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-7, Ref. RB	5.000%		07/01/2027	07/01/2024	A	$1,137,210
750,000	Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2015 D-1, Ref. RB	5.000		07/01/2029	07/01/2025	A	853,575
245,000	Michigan (State of) Finance Authority; Series 2015, Ref. RB	5.000		11/15/2032	05/15/2025	A	282,732
1,805,000	Romulus (City of), MI Tax Increment Finance Authority; Series 2016, Ref. RB	5.000		11/01/2026	05/07/2026	B	2,147,986
							5,608,736

Minnesota—1.5%
400,000	Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	5.750		08/01/2030	02/18/2026	B	370,264
320,000	Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018 A, Ref. RB	4.250		11/01/2028	12/03/2026	B	318,851
205,000	Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018 A, Ref. RB	5.000		11/01/2033	11/01/2028	A	206,415
2,320,000	St. Paul (City of), MN Housing & Redevelopment Authority; Series 2018 B, RB	3.750	[2]	09/01/2021	04/20/2020	A	2,320,742
							3,216,272

Mississippi—0.3%
545,000	Ridgeland (City of), MS (Colony Park); Series 2011, RB	5.875		04/01/2026	04/01/2021	A	561,617
Missouri—0.9%
125,000	Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.000		11/01/2028	11/01/2028		113,861
15,000	Kansas City (City of), MO Industrial Development Authority; Series 2016 A, Ref. RB	4.250		04/01/2026	07/30/2023	B	14,567
620,000	St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB	4.000		10/01/2028	10/01/2028		578,317

18 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Missouri (Continued)
$1,000,000	St. Louis Municipal Finance Corp.; Series 2015, Ref. RB	5.000%		07/15/2030	07/15/2024	A	$1,142,710
							1,849,455

Nevada—0.0%
45,000	Las Vegas (City of), NV Special Improvement District No. 607; Series 2013, Ref. RB	5.000		06/01/2024	06/01/2024		46,549
New Jersey—8.0%
250,000	Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds	5.000		03/01/2032	03/01/2027	A	298,177
15,000	Burlington (County of), NJ Bridge Commission; Series 2002, RB	4.500		10/15/2022	04/30/2020	A	15,042
1,000,000	Casino Reinvestment Development Authority; Series 2014, Ref. RB	5.000		11/01/2027	11/01/2024	A	1,115,820
500,000	New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2019, Ref. VRD RB	2.200	[2]	10/01/2039	12/03/2029	C	503,400
120,000	New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.125		06/15/2037	04/23/2030	B	142,335
250,000	New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.000		01/01/2030	01/01/2025	A	262,885
1,000,000	New Jersey (State of) Economic Development Authority; Series 2012, Ref. RB	5.000		06/15/2022	06/15/2022		1,062,540
305,000	New Jersey (State of) Economic Development Authority; Series 2013 NN, Ref. RB	5.000		03/01/2026	03/01/2023	A	318,585
2,000,000	New Jersey (State of) Economic Development Authority; Series 2015 XX, Ref. RB	5.000		06/15/2025	06/15/2025		2,155,580
395,000	New Jersey (State of) Educational Facilities Authority (Rider University); Series 2017 F, RB	5.000		07/01/2032	07/01/2027	A	421,354
415,000	New Jersey (State of) Educational Facilities Authority (Rider University); Series 2017 F, RB	5.000		07/01/2033	07/01/2027	A	441,498
1,000,000	New Jersey (State of) Educational Facilities Authority; Series 2014, RB	5.000		06/15/2026	06/15/2024	A	1,062,460

19 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Jersey (Continued)
$1,000,000	New Jersey (State of) Educational Facilities Authority; Series 2017 F, RB	5.000%	07/01/2035	07/01/2027	A	$1,057,940
45,000	New Jersey (State of) Higher Education Student Assistance Authority; Series 2010 1-A, Ref. RB	5.000	12/01/2025	04/10/2020	A	45,040
250,000	New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, RB	5.250	06/15/2032	12/15/2024	A	264,570
250,000	New Jersey (State of) Transportation Trust Fund Authority; Series 2011 A, RB	5.000	06/15/2027	06/15/2021	A	254,580
710,000	New Jersey (State of) Transportation Trust Fund Authority; Series 2013 AA, RB	5.250	06/15/2030	06/15/2023	A	742,873
2,000,000	New Jersey (State of) Transportation Trust Fund Authority; Series 2015 AA, RB	5.000	06/15/2023	06/15/2023		2,107,800
500,000	South Jersey Transportation Authority LLC; Series 2014 A, Ref. RB	5.000	11/01/2028	11/01/2024	A	540,655
900,000	Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.000	06/01/2031	06/01/2028	A	994,500
335,000	Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.000	06/01/2032	06/01/2028	A	368,657
2,755,000	Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.200	06/01/2027	02/19/2022	B	2,742,658
						16,918,949

New Mexico—0.3%
625,000	Farmington (City of), NM; Series 2004 A, RB	5.000	06/01/2023	04/30/2020	A	627,075
New York—8.2%
500,000	Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB	5.000	10/01/2038	09/06/2036	B	457,105
350,000	City of New Rochelle Corp. for Local Development (Iona College); Series 2015 A, Ref. RB	5.000	07/01/2035	07/01/2025	A	396,301
1,000,000	Long Island Power Authority; Series 2018, RB	5.000	09/01/2029	09/01/2028	A	1,237,480
1,875,000	Metropolitan Transportation Authority; Series 2015 C-1, Ref. RB	5.000	11/15/2031	11/15/2025	A	2,066,400
2,500,000	Metropolitan Transportation Authority; Series 2015 C-1, Ref. RB	5.250	11/15/2031	11/15/2025	A	2,787,300

20 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
New York (Continued)
$500,000	Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.250% [3]		06/01/2026	06/01/2026		$471,890
1,230,000	New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, RB	6.500		12/01/2028	04/30/2020	A	1,231,156
2,250,000	New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2009 A, RB	7.000		03/01/2049	04/30/2020	A	2,273,175
1,000,000	New York (City of), NY; Series 2015 C, Ref. GO Bonds	5.000		08/01/2029	02/01/2025	A	1,154,120
300,000	New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2015, RB	5.000		12/01/2024	12/01/2024		342,153
35,000	New York (State of) Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.); Series 2006, RB	5.000		11/01/2026	04/30/2020	A	35,541
2,055,000	New York (State of) Dormitory Authority; Series 2015 B, RB	5.000		02/15/2032	02/15/2025	A	2,369,888
1,000,000	New York (State of) Dormitory Authority; Series 2020 D, Ref. RB	5.000		02/15/2033	02/15/2030	A	1,295,260
280,000	New York Counties Tobacco Trust VI; Series 2016 B, Ref. RB	5.000		06/01/2027	06/01/2026	A	302,560
270,000	New York Counties Tobacco Trust VI; Series 2016 B, Ref. RB	5.000		06/01/2030	06/01/2026	A	286,905
250,000	New York Counties Tobacco Trust VI; Series 2016 B, Ref. RB	5.000		06/01/2031	06/01/2026	A	264,162
500,000	Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.000		10/01/2030	04/24/2029	B	477,960
							17,449,356

North Carolina—0.3%
500,000	Raleigh & Durham (Cities of) Airport Authority; Series 2020 A, Ref. RB	5.000		05/01/2033	05/01/2030	A	611,785

Ohio—1.0%
1,500,000	Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB	2.600	[2]	06/01/2041	10/01/2029	C	1,417,095
255,000	Ohio (State of) Higher Educational Facility Commission; Series 2015, Ref. RB	6.000		10/01/2021	04/30/2020	A	255,291

21 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$350,000	Southeastern Ohio Port Authority (Memorial Health System); Series 2015, RB	5.500%	12/01/2029	12/01/2024	A	$397,617
						2,070,003

Oklahoma—0.6%
1,000,000	Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.000	08/15/2033	08/15/2028	A	1,185,940

Oregon—0.4%
250,000	Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.000	05/01/2036	05/01/2025	A	271,962
295,000	Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2016, Ref. RB	5.000	12/01/2025	12/01/2025		314,264
250,000	Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2016, Ref. RB	5.000	12/01/2030	12/01/2026	A	264,035
						850,261

Pennsylvania—12.6%
1,000,000	Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services); Series 2015 A, Ref. RB	5.000	12/01/2030	12/01/2025	A	1,024,190
385,000	Coatesville Area School District Building Authority; Series 2018, RB	5.000	12/01/2025	06/01/2023	A	423,049
335,000	Coatesville Area School District Building Authority; Series 2018, RB	5.000	12/01/2026	06/01/2023	A	367,458
360,000	Coatesville Area School District Building Authority; Series 2018, RB	5.000	12/01/2027	06/01/2023	A	394,067
2,000,000	Commonwealth Financing Authority; Series 2018, RB	5.000	06/01/2033	06/01/2028	A	2,396,000
460,000	East Hempfield (Township of), PA Industrial Development Authority (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania); Series 2015, RB	5.000	07/01/2025	01/12/2023	B	481,611
845,000	Erie (County of), PA Hospital Authority; Series 2010 A, RB	7.000	07/01/2027	07/01/2020	A	857,016
1,500,000	Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2015, Ref. RB	5.000	11/01/2029	05/01/2025	A	1,688,130

22 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$500,000	Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds	5.000%	11/15/2029	11/15/2025	A	$584,235
3,000,000	Pennsylvania (State of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB	5.000	06/01/2030	12/01/2026	A	3,575,700
1,055,000	Pennsylvania (State of) Turnpike Commission; Series 2015 A-1, Ref. RB	5.000	12/01/2028	06/01/2025	A	1,215,930
250,000	Pennsylvania (State of) Turnpike Commission; Series 2015 A-1, Ref. RB	5.250	12/01/2034	12/01/2025	A	293,992
1,000,000	Pennsylvania (State of) Turnpike Commission; Series 2016 A-1, RB	5.000	12/01/2041	12/01/2025	A	1,143,010
3,000,000	Pennsylvania (State of) Turnpike Commission; Series 2017 3, Ref. RB	5.000	12/01/2034	12/01/2027	A	3,617,610
1,500,000	Pennsylvania (State of); Series 2015 1, GO Bonds	5.000	03/15/2031	03/15/2025	A	1,736,580
1,000,000	Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.000	05/01/2034	11/01/2027	A	1,071,490
1,000,000	Philadelphia (City of), PA Authority for Industrial Development; Series 2017, RB	5.000	12/01/2035	06/01/2027	A	1,197,240
1,310,000	Philadelphia (City of), PA Authority for Industrial Development; Series 2017, RB	5.000	12/01/2037	06/01/2027	A	1,540,901
745,000	Philadelphia School District; Series 2018 A, GO Bonds	5.000	09/01/2025	09/01/2025		881,626
510,000	Philadelphia School District; Series 2018 A, GO Bonds	5.000	09/01/2032	09/01/2028	A	626,275
30,000	Reading School District; Series 2017, Ref. GO Bonds	5.000	03/01/2035	03/01/2027	A	35,866
25,000	Reading School District; Series 2017, Ref. GO Bonds	5.000	03/01/2036	03/01/2027	A	29,679
110,000	Scranton School District; Series 2017 E, Ref. GO Bonds	5.000	12/01/2032	12/01/2027	A	133,028
90,000	Scranton School District; Series 2017 E, Ref. GO Bonds	5.000	12/01/2033	12/01/2027	A	108,786
225,000	Washington (County of), PA Redevelopment Authority; Series 2018, Ref. RB	5.000	07/01/2028	02/22/2026	A	226,379
500,000	West Shore Area Authority (Messiah Village); Series 2015 A, Ref. RB	5.000	07/01/2030	07/01/2025	A	513,180

23 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$500,000	Wilkes-Barre Area School District; Series 2016 B, GO Bonds	5.000%	08/01/2028	02/01/2027	A	$606,990
						26,770,018

Rhode Island—0.3%
500,000	Providence (City of), RI Public Building Authority; Series 2011 A, RB	5.875	06/15/2026	06/15/2021	A	525,125

South Carolina—1.3%
500,000	Greenville (County of), SC Hospital System Board of Trustees; Series 2012, Ref. RB	5.000	05/01/2024	05/01/2022	A	535,735
2,000,000	Piedmont (City of), SC Municipal Power Agency; Series 2015 A, RB	5.000	01/01/2030	01/01/2025	A	2,291,700
						2,827,435

South Dakota—0.3%
550,000	Educational Enhancement Funding Corp.; Series 2013 B, RB	5.000	06/01/2026	06/01/2023	A	603,526

Tennessee—1.4%
1,305,000	Chattanooga (City of) & Hamilton (County of), TN Hospital Authority (Erlanger Health System); Series 2014 A, Ref. RB	5.000	10/01/2039	10/01/2024	A	1,382,921
500,000	Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2012 A, Ref. RB	5.000	01/01/2025	01/01/2023	A	545,875
815,000	Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB	4.500	06/01/2028	12/12/2025	B	827,641
300,000	Tennessee Energy Acquisition Corp.; Series 2006 A, RB	5.250	09/01/2020	09/01/2020		302,817
						3,059,254

Texas—9.8%
1,500,000	Arlington Higher Education Finance Corp. (Harmony Public Schools); Series 2015, Ref. RB	5.000	02/15/2032	02/15/2025	A	1,719,270
125,000	Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.550	08/15/2028	02/11/2026	B	122,691
115,000	Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.000	08/15/2038	07/10/2034	B	108,397

24 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$250,000	City of Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB	5.000%	08/15/2029	08/15/2025	A	$291,008
125,000	Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2012 G, Ref. RB	5.000	11/01/2025	11/01/2020	A	127,254
125,000	Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2012 G, Ref. RB	5.000	11/01/2026	11/01/2020	A	127,217
1,000,000	Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds	5.000	04/01/2028	04/01/2023	A	1,067,390
2,000,000	Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.000	10/01/2038	04/01/2028	A	2,395,680
250,000	Grand Parkway Transportation Corp.; Series 2020 C, Ref. RB	4.000	10/01/2036	04/01/2030	A	283,435
1,000,000	Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.000	11/15/2030	11/15/2024	A	1,139,750
20,000	Huntsville (City of), TX; Series 2001, GO Ctfs.	5.000	08/15/2023	04/30/2020	A	20,064
670,000	New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University- Corpus Christi); Series 2016 A, RB	5.000	04/01/2031	05/07/2029	B	654,496
350,000	New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.000	11/15/2026	03/20/2025	B	343,609
2,000,000	SA Energy Acquisition Public Facility Corp.; Series 2007, RB	5.500	08/01/2025	08/01/2025		2,266,540
1,000,000	Temple (City of), TX; Series 2018 A, RB	5.000	08/01/2038	08/01/2025	A	1,085,780
3,340,000	Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.250	12/15/2026	04/25/2024	B	3,681,081
500,000	Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, RB	5.000	12/15/2026	12/15/2022	A	522,975
1,000,000	Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	5.000	12/31/2032	12/31/2029	A	1,140,250
1,005,000	Viridian Municipal Management District; Series 2015, Ref. GO Bonds	6.000	12/01/2029	12/01/2024	A	1,202,362
665,000	Viridian Municipal Management District; Series 2015, Ref. GO Bonds	6.000	12/01/2029	12/01/2024	A	795,593

25 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$500,000	Viridian Municipal Management District; Series 2015, Ref. GO Bonds	6.000%	12/01/2030	12/01/2024	A	$598,685
920,000	Viridian Municipal Management District; Series 2015, Ref. GO Bonds	6.000	12/01/2030	12/01/2024	A	1,101,580
						20,795,107

Utah—0.6%
1,000,000	Salt Lake City Corp.; Series 2018 B, RB	5.000	07/01/2038	07/01/2028	A	1,174,520

Vermont—1.0%
250,000	Burlington (City of), VT; Series 2012 A, GO Bonds	5.000	11/01/2021	11/01/2021		264,017
250,000	Burlington (City of), VT; Series 2012 A, GO Bonds	5.000	11/01/2027	11/01/2022	A	275,208
1,000,000	Burlington (City of), VT; Series 2014 A, Ref. RB	5.000	07/01/2030	07/01/2024	A	1,115,420
500,000	Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College); Series 2012 A, Ref. RB	5.000	11/01/2028	11/01/2022	A	546,475
						2,201,120

Virginia—0.5%
1,000,000	Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.000	01/01/2038	01/01/2029	A	1,101,060

Washington—0.8%
70,000	Kalispel Tribe of Indians; Series 2018 A, RB	5.000	01/01/2032	09/21/2027	A	75,441
100,000	Kalispel Tribe of Indians; Series 2018 B, RB	5.000	01/01/2032	09/25/2027	A	107,773
20,000	Kelso (City of), WA Housing Authority; Series 1998, RB	5.600	03/01/2028	04/30/2020	A	20,006
500,000	Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.000	07/01/2030	07/01/2025	A	558,395
425,000	Washington (State of) Housing Finance Commission (Hearthstone (The)); Series 2018 B, Ref. RB	3.125	07/01/2023	07/01/2023		403,075

26 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Washington (Continued)
$500,000	Washington (State of) Housing Finance Commission (Heron’s Key Senior Living); Series 2015 A, RB	6.000%	07/01/2025	08/13/2023	B	$518,580
						1,683,270

Wisconsin—3.7%
800,000	Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB	5.000	07/01/2034	07/01/2028	A	970,824
2,000,000	Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.000	07/01/2035	07/01/2028	A	2,444,200
390,000	Public Finance Authority (Community School of Davidson); Series 2018, RB	5.000	10/01/2033	12/02/2027	A	393,494
1,000,000	Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.250	10/01/2038	10/01/2028	A	1,107,540
2,000,000	Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.000	11/15/2036	05/15/2026	A	2,155,580
500,000	Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2012 B, RB	5.000	02/15/2028	02/15/2022	A	529,540
350,000	Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB	3.750	06/01/2030	05/17/2028	B	311,584
						7,912,762

Total Investments, at Value (Cost $203,203,213)—99.0%						209,859,062

Net Other Assets (Liabilities)—1.0						2,106,171

Net Assets—100.0%						$211,965,233

Footnotes to Schedule of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 1 of the accompanying Notes.

2. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

27 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

ACTS	Adult Communities Total Services, Inc.
ASU	Arizona State University
CHF	City Hospital Foundation
COP	Certificates of Participation
Ctfs	Certificates
DHR	Department of Human Resources
GO	General Obligation
JFK	John Fitzgerald Kennedy
MRC	Methodist Retirement Communities
NTE	North Tarrant Express
OU	Oklahoma University
PCR	Pollution Control Revenue Bonds
PHS	Pinnacle Health System
Ref.	Refunding
RB	Revenue Bonds

See accompanying Notes to Financial Statements.

28 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2020 Unaudited

Assets
Investments, at value (cost $203,203,213)—see accompanying schedule of investments	$209,859,062

Cash	575,803

Receivables and other assets:
Interest	2,812,703
Shares of beneficial interest sold	200,524
Investments sold	108
Other	137,720

Total assets	213,585,920

Liabilities
Payables and other liabilities:
Investments purchased	1,242,780
Dividends	111,972
Shares of beneficial interest redeemed	90,724
Distribution and service plan fees	48,683
Shareholder communications	35,509
Transfer and shareholder servicing agent fees	26,059
Trustees’ compensation	7,375
Advisory fees	3,387
Administration fees	84
Interest expense on borrowings	32
Other	54,082

Total liabilities	1,620,687

Net Assets	$211,965,233

Composition of Net Assets

Shares of beneficial interest	$208,343,087

Total distributable earnings	3,622,146

Net Assets	$211,965,233

29 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $132,212,446 and 29,712,160 shares of beneficial interest outstanding)	$4.45

Maximum offering price per share (net asset value plus sales charge of 2.50% of offering price)	$4.56

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,169,103 and 5,215,135 shares of beneficial interest outstanding)	$4.44

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $56,561,200 and 12,706,880 shares of beneficial interest outstanding)	$4.45

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $22,484 and 5,056 shares of beneficial interest outstanding)	$4.45

See accompanying Notes to Financial Statements.

30 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF

OPERATIONS For the Six Months Ended March 31, 2020 Unaudited

Investment Income
Interest	$3,733,046

Expenses
Advisory fees	635,785

Administration fees	15,845

Distribution and service plan fees:
Class A	171,557
Class C	120,822

Transfer and shareholder servicing agent fees:
Class A	51,875
Class C	9,101
Class Y	21,433
Class R6	3

Shareholder communications:
Class A	6,115
Class C	1,082
Class Y	2,470

Borrowing fees	62,314

Trustees’ compensation	8,731

Custodian fees and expenses	1,467

Interest expense on borrowings	31

Other	47,085

Total expenses	1,155,716
Less waivers and reimbursement of expenses	(22,538)

Net expenses	1,133,178

Net Investment Income	2,599,868

Realized and Unrealized Gain (Loss)
Net realized loss on investment transactions	(193,517)

Net change in unrealized appreciation/(depreciation) on investment transactions	(5,623,811)

Net Decrease in Net Assets Resulting from Operations	$(3,217,460)

See accompanying Notes to Financial Statements.

31 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Operations
Net investment income	$2,599,868	$5,337,013

Net realized gain (loss)	(193,517)	(137,529)

Net change in unrealized appreciation/(depreciation)	(5,623,811)	10,949,152

Net increase (decrease) in net assets resulting from operations	(3,217,460)	16,148,636
Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(1,731,856)	(3,189,137)
Class C	(210,578)	(562,318)
Class Y	(780,436)	(1,406,805)
Class R6	(152)	(99)

Total distributions from distributable earnings	(2,723,022)	(5,158,359)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(834,361)	5,303,066
Class C	(878,524)	(13,465,631)
Class Y	2,835,736	3,360,330
Class R6	11,902	10,000

Total beneficial interest transactions	1,134,753	(4,792,235)
Net Assets
Total increase (decrease)	(4,805,729)	6,198,042

Beginning of period	216,770,962	210,572,920

End of period	$211,965,233	$216,770,962

See accompanying Notes to Financial Statements.

32 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.34	$4.43	$4.50	$4.29	$4.28

Income (loss) from investment operations:
Net investment income[2]	0.05	0.11	0.11	0.10	0.09	0.10
Net realized and unrealized gain (loss)	(0.11)	0.23	(0.10)	(0.08)	0.21	0.02

Total from investment operations	(0.06)	0.34	0.01	0.02	0.30	0.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.11)	(0.10)	(0.09)	(0.09)	(0.11)

Net asset value, end of period	$4.45	$4.57	$4.34	$4.43	$4.50	$4.29

Total Return, at Net Asset Value[3]	(1.38)%	7.95%	0.22%	0.44%	7.10%	2.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$132,212	$136,701	$124,789	$123,839	$166,994	$93,966

Average net assets (in thousands)	$137,669	$127,675	$133,054	$135,493	$135,238	$55,240

Ratios to average net assets:[4]
Net investment income	2.40%	2.58%	2.41%	2.36%	2.00%	2.42%
Expenses excluding specific expenses listed below	0.98%	0.99%	0.98%	0.99%	0.99%	1.03%
Interest and fees from borrowings	0.06%	0.13%	0.12%	0.10%	0.07%	0.15%

Total expenses	1.04%	1.12%	1.10%	1.09%	1.06%	1.18%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.01%	1.08%	1.07%	1.05%	1.02%	1.09%

Portfolio turnover rate[5]	6%	7%	45%	25%	24%	56%

33 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

34 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Class C	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$4.56	$4.33	$4.42	$4.49	$4.29	$4.28
Income (loss) from investment operations:
Net investment income[2]	0.04	0.08	0.07	0.07	0.05	0.07
Net realized and unrealized gain (loss)	(0.12)	0.23	(0.10)	(0.09)	0.21	0.02

Total from investment operations	(0.08)	0.31	(0.03)	(0.02)	0.26	0.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.08)	(0.06)	(0.05)	(0.06)	(0.08)

Net asset value, end of period	$4.44	$4.56	$4.33	$4.42	$4.49	$4.29

Total Return, at Net Asset Value[3]	(1.77)%	7.14%	(0.56)%	(0.34)%	6.04%	2.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,169	$24,706	$36,446	$37,126	$48,103	$25,703

Average net assets (in thousands)	$24,147	$32,550	$40,207	$39,435	$38,334	$16,536

Ratios to average net assets:[4]
Net investment income	1.62%	1.80%	1.63%	1.57%	1.22%	1.66%
Expenses excluding specific expenses listed below	1.73%	1.74%	1.73%	1.75%	1.74%	1.79%
Interest and fees from borrowings	0.06%	0.13%	0.12%	0.10%	0.07%	0.15%

Total expenses	1.79%	1.87%	1.85%	1.85%	1.81%	1.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.79%[5]	1.86%	1.85%[5]	1.83%	1.80%	1.87%

Portfolio turnover rate[6]	6%	7%	45%	25%	24%	56%

35 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Waiver was less than 0.005%.

6. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

36 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Class Y	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016	Year Ended September 30, 2015[1]
Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.34	$4.43	$4.50	$4.30	$4.28

Income (loss) from investment operations:
Net investment income[2]	0.06	0.12	0.12	0.11	0.10	0.12
Net realized and unrealized gain (loss)	(0.12)	0.23	(0.10)	(0.08)	0.20	0.02

Total from investment operations	(0.06)	0.35	0.02	0.03	0.30	0.14
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.12)	(0.11)	(0.10)	(0.10)	(0.12)

Net asset value, end of period	$4.45	$4.57	$4.34	$4.43	$4.50	$4.30

Total Return, at Net Asset Value[3]	(1.27)%	8.20%	0.44%	0.66%	7.08%	3.41%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,561	$55,354	$49,338	$59,247	$54,109	$20,589

Average net assets (in thousands)	$56,906	$51,596	$59,658	$51,840	$35,292	$9,772

Ratios to average net assets:[4]
Net investment income	2.62%	2.80%	2.63%	2.60%	2.19%	2.69%
Expenses excluding specific expenses listed below	0.73%	0.74%	0.73%	0.75%	0.74%	0.80%
Interest and fees from borrowings	0.06%	0.13%	0.12%	0.10%	0.07%	0.15%

Total expenses	0.79%	0.87%	0.85%	0.85%	0.81%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%[5]	0.86%	0.85%[5]	0.83%	0.80%	0.87%

Portfolio turnover rate[6]	6%	7%	45%	25%	24%	56%

37 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. On August 21, 2015, the Fund effected a 3 for 1 share split effectively increasing the number of outstanding shares for the Fund. The Fund’s holdings and total value of shareholders’ investments were unchanged. Per share data prior to this date has been restated to give effect to the share split.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Waiver was less than 0.005%.

6. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

38 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Class R6	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019[1]
Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.50

Income (loss) from investment operations:
Net investment income[2]	0.06	0.05
Net realized and unrealized gain (loss)	(0.11)	0.06

Total from investment operations	(0.05)	0.11

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.07)	(0.04)

Net asset value, end of period	$4.45	$4.57

Total Return, at Net Asset Value[3]	(1.23)%	2.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22	$10

Average net assets (in thousands)	$11	$10

Ratios to average net assets:[4]
Net investment income	2.72%	2.90%
Expenses excluding specific expenses listed below	0.70%	0.69%
Interest and fees from borrowings	0.06%	0.13%

Total expenses	0.76%	0.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.69%	0.76%

Portfolio turnover rate[5]	6%	7%

1. For the period from after the close of business on May 24, 2019 (inception of offering) to September 30, 2019.

2. Calculated based on the average shares outstanding during the period.

3. Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4. Annualized for periods less than one full year.

5. Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements.

39 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Intermediate Term Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y, and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the

40 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

41 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.
D.

Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America (“GAAP”), are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are allocated to each share class based on relative net assets. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the

42 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

date the financial statements are released to print.
H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities on a When-Issued or Delayed Delivery Basis - The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

J.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Note 2 - Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Fee Schedule*
First to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35

43 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended March 31, 2020, the effective advisory fee rate incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, and Class R6 shares to 0.95%, 1.73%, 0.73%, and 0.63%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended March 31, 2020, the Adviser reimbursed fund expenses of $21,614, $215, $705, and $4 for Class A, Class C, Class Y, and Class R6, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby Citibank, N.A., serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain

44 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, and Class C shares (collectively the “Plan”). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans. For the six months ended March 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution and service plan fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2020, IDI advised the Fund that IDI retained $3,643 in front-end sales commissions from the sale of Class A shares and $825 and $331 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Note 3 - Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an

45 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 4 - Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 5 - Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with Citibank, N.A., the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave

46 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 6 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of September 30, 2019, as follows:

	Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$ 2,715,825	$1,269,370	$3,985,195

* Capital loss carryforward listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7 - Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2020 was $15,528,321 and $12,553,492, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,443,629
Aggregate unrealized (depreciation) of investments	(1,787,780)

Net unrealized appreciation of investments	$6,655,849

Cost of investments for tax purposes is $203,203,213.

Note 8 - Share Information

Transactions in shares of beneficial interest were as follows:

47 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

	Six Months Ended March 31, 2020[1]		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Sold	2,596,308	$11,831,710	6,249,730	$27,905,762
Automatic Conversion
Class C to Class A Shares	179,104	814,587	—	—
Dividends and/or distributions reinvested	366,857	1,659,699	689,650	3,070,231
Redeemed	(3,355,170)	(15,140,357)	(5,795,913)	(25,672,927)

Net increase (decrease)	(212,901)	$(834,361)	1,143,467	$5,303,066

Class C
Sold	483,729	$2,210,294	861,226	$3,800,470
Dividends and/or distributions reinvested	45,383	204,962	121,714	539,413
Automatic Conversion	(179,499)	(814,587)	—	—
Class C to Class A Shares
Redeemed	(551,415)	(2,479,193)	(3,984,185)	(17,805,514)

Net increase (decrease)	(201,802)	$(878,524)	(3,001,245)	$(13,465,631)

Class Y
Sold	1,939,561	$8,847,159	3,581,587	$15,895,659
Dividends and/or distributions reinvested	170,444	771,138	312,745	1,392,695
Redeemed	(1,516,723)	(6,782,561)	(3,154,854)	(13,928,024)

Net increase (decrease)	593,282	$2,835,736	739,478	$3,360,330

Class R6[2]
Sold	2,834	$11,902	2,222	$10,000
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase (decrease)	2,834	$11,902	2,222	$10,000

1. There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 56% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2. Commencement date after the close of business on May 24, 2019.

Note 9 - Borrowings

The Fund may utilize financial leverage to the maximum extent allowable under the 1940 Act, a fund generally may not borrow money greater than 331/3 of the Fund’s total assets.

The Fund has entered into a $2.5 billion Revolving Credit and Security Agreement with conduit lenders and Citibank N.A. which enables the Fund to participate with certain other Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Funds. This revolving agreement is secured by the assets of the Fund. In connection with this agreement, for the six months ended March 31, 2020, the Fund incurred

48 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

fees of $62,345. The average daily balance of borrowings under this agreement is $3,825 with a weighted average interest rate of 1.632%. Expenses under the credit agreement are shown in the Statement of Operations as Interest expense on borrowings.

Note 10 – Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Oppenheimer Intermediate Term Municipal Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Intermediate Term Municipal Income Fund (the “Acquiring Fund”).

The reorganization was consummated on May 15, 2020. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

49 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO SCHEDULE OF INVESTMENTS

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

●	Fund reports and prospectuses
●	Quarterly statements
●	Daily confirmations
●	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

50 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

INVESCO’S PRIVACY NOTICE

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Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

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We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

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From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

51 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

INVESCO’S PRIVACY NOTICE Continued

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services (“Providers”). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The “Help” section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

52 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children’s Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE

Atlanta, GA 30309

By phone:

(404) 439-3236

By fax:

(404) 962-8288

By email:

Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

53 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

INVESCO’S PRIVACY NOTICE Continued

● Request that we amend, rectify, delete or update the personal data we hold about you;

● Where possible (e.g. in relation to marketing) amend or update your choices around processing;

● Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

54 INVESCO OPPENHEIMER INTERMEDIATE TERM MUNICIPAL FUND

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

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∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-ITM-SAR-1	05272020

Item 2. Code of Ethics.

Not required for a semiannual report

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

During the reporting period, PricewaterhouseCoopers, LLC (“PwC”) advised the Audit Committee of the following matters for consideration under the SEC’s auditor independence rules. PwC advised the Audit Committee that four PwC Managers each held financial interests either directly or, in the case of one PwC Manager, indirectly through her spouse’s equivalent brokerage account, in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments until after three PwC Managers ceased providing services, (or with respect to one PwC Manager was not aware until after the investment was confirmed as an SEC exception), the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, the individuals did not provide any audit services to the Registrant or its affiliates and did not provide any consultation to the audit engagement team of the Funds (or with respect to one PwC Manager, the services were performed by an individual who did not have decision-making responsibility for matters that materially affected the audit and were reviewed by team members at least two levels higher than the PwC Manager), and the investments were not material to the net worth of each individual or their respective immediate family members which PwC considered in reaching its conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality had not been adversely affected by these matters as they related to the audit of the Registrant and that it can continue to serve as the independent public accounting firm for the Funds.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

●	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

●	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;

●

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

●

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

●

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

●

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

●	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

●

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

●	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)

As of May 20, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 20, 2020, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 4, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	June 4, 2020